VIE'S Agreements (Details)	1 Months Ended
	Oct. 21, 2021 USD ($)	Oct. 21, 2021 CNY (¥)	Aug. 23, 2021 USD ($)	Aug. 23, 2021 CNY (¥)	Dec. 31, 2022
Vies Agreements Abstract
Investment funds	$ 4,700	¥ 30,000	$ 4,700	¥ 30,000
Share issued percentage	60.00%	60.00%
Equity interest percentage	60.00%	60.00%			76.00%